Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,966,856
Previously Paid Amount	(0)
Total Fee Amount	409.73
Total Offset Amount	(0)
Net Fee	$ 409.73